Derivatives and Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table presents the notional amounts of our derivatives and the fair value of derivative assets and liabilities in the Consolidated Balance Sheets:

	December 31, 2022				December 31, 2021
	Gross Derivative Assets		Gross Derivative Liabilities		Gross Derivative Assets		Gross Derivative Liabilities
(in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value
Derivatives designated as hedging instruments:(a)
Interest rate contracts	$155	$202	$1,798	$77	$352	$274	$980	$14
Foreign exchange contracts	3,535	575	3,354	176	4,058	262	2,861	55
Derivatives not designated as hedging instruments:(a)
Interest rate contracts	27,656	1,371	21,553	2,599	28,056	1,637	23,219	1,562
Foreign exchange contracts	4,630	672	6,673	456	4,047	410	5,413	311
Equity contracts	26,041	417	9,962	27	60,192	4,670	38,932	4,071
Credit contracts	—	—	—	—	1,840	1	—	—
Other contracts(b)	47,128	15	48	—	43,839	13	133	—
Total derivatives, gross	$109,145	$3,252	$43,388	$3,335	$142,384	$7,267	$71,538	$6,013
Counterparty netting(c)		(2,547)		(2,547)		(5,785)		(5,785)
Cash collateral(d)		(406)		(691)		(798)		(37)
Total derivatives on Consolidated Balance Sheets(e)		$299		$97		$684		$191
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(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wraps and contracts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Freestanding derivatives only, excludes embedded derivatives. Derivative instrument assets and liabilities are recorded in Other assets and Other liabilities, respectively. Fair value of assets related to bifurcated embedded derivatives was $9 million and zero, respectively, at December 31, 2022 and December 31, 2021. Fair value of liabilities related to bifurcated embedded derivatives was $8.4 billion and $17.7 billion, respectively, at December 31, 2022 and December 31, 2021. A bifurcated embedded derivative is generally presented with the host contract in the Consolidated Balance Sheets. Embedded derivatives are primarily related to guarantee features in variable annuity products, which include equity and interest rate components, and the funds withheld arrangement with Fortitude Re. For additional information, see Note 7.
The following table presents the gross notional amounts of our derivatives and the fair value of derivative assets and liabilities with related parties and third parties:

	December 31, 2022				December 31, 2021
	Gross Derivative Assets		Gross Derivative Liabilities		Gross Derivative Assets		Gross Derivative Liabilities
(in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value	Notional Amount	Fair Value
Total derivatives with related parties	$60,633	$3,177	$42,109	$3,154	$96,862	$7,182	$68,623	$5,778
Total derivatives with third parties	48,512	75	1,279	181	45,522	85	2,915	235
Total derivatives, gross	$109,145	$3,252	$43,388	$3,335	$142,384	$7,267	$71,538	$6,013
As of December 31, 2022 and December 31, 2021, the following amounts were recorded on the Consolidated Balance Sheets related to the carrying amount of the hedged assets (liabilities) and cumulative basis adjustments included in the carrying amount for fair value hedges:

	December 31, 2022		December 31, 2021
(in millions)	Carrying Amount of the Hedged Assets (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustments Included In the Carrying Amount of the Hedged Assets Liabilities	Carrying Amount of the Hedged Assets (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustments Included In the Carrying Amount of the Hedged Assets Liabilities
Balance sheet line item in which hedged item is recorded:
Fixed maturities, available for sale, at fair value	$6,520	$—	$7,478	$—
Commercial mortgage and other loans(a)	—	(25)	—	(6)
Policyholder contract deposits(b)	(2,218)	68	(1,500)	(79)
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(a)This relates to hedge accounting that has been discontinued, but the respective loans are still held. The cumulative adjustment is being amortized into earnings over the remaining life of the loan.
(b)This relates to fair value hedges on GICs.
The following table presents the gain (loss) recognized in earnings on our derivative instruments in fair value hedging relationships in the Consolidated Statements of Income:

	Gains/(Losses) Recognized in Earnings for:
(in millions)	Hedging Derivatives(a)(c)	Excluded Components(b)(c)	Hedged Items	Net Impact
Year Ended December 31, 2022
Interest rate contracts:
Realized gains (losses)	$—	$—	$—	$—
Interest credited to policyholder account balances	(156)	—	151	(5)
Net investment income	11	—	(12)	(1)
Foreign exchange contracts:
Realized gains (losses)	459	171	(459)	171
Year Ended December 31, 2021
Interest rate contracts:
Realized gains (losses)	$—	$—	$—	$—
Interest credited to policyholder account balances	(62)	18	54	10
Net investment income	9	—	(11)	(2)
Foreign exchange contracts:
Realized gains (losses)	260	31	(260)	31
Year Ended December 31, 2020
Interest rate contracts:
Realized gains (losses)	$—	$—	$—	$—
Interest credited to policyholder account balances	47	1	(53)	(5)
Net investment income	(6)	—	5	(1)
Foreign exchange contracts:
Realized gains (losses)	(298)	98	298	98
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(a)Gains and losses on derivative instruments designated and qualifying in fair value hedges that are included in the assessment of hedge effectiveness.
(b)Gains and losses on derivative instruments designated and qualifying in fair value hedges that are excluded from the assessment of hedge effectiveness and recognized in earnings on a mark-to-market basis.
(c)Primarily consists of gains and losses with related parties.
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
The following table presents the effect of derivative instruments not designated as hedging instruments in the Consolidated Statements of Income:

Years Ended December 31,	Gains (Losses) Recognized in Earnings
(in millions)	2022	2021	2020
By Derivative Type:
Interest rate contracts	$(2,386)	$(585)	$1,643
Foreign exchange contracts	1,028	476	(239)
Equity contracts	(483)	(742)	206
Credit contracts	(1)	(11)	42
Other contracts	64	64	60
Embedded derivatives within policyholder contract deposits	4,427	1,450	(2,154)
Fortitude Re funds withheld embedded derivative	6,347	(687)	(3,978)
Total(a)	$8,996	$(35)	$(4,420)
By Classification:
Policy fees	$61	$62	$62
Net investment income	(10)	6	2
Net realized gains - excluding Fortitude Re funds withheld assets	2,738	555	(916)
Net realized gains (losses) on Fortitude Re funds withheld assets	(121)	33	398
Net realized gains (losses) on Fortitude Re funds withheld embedded derivatives	6,347	(687)	(3,978)
Policyholder benefits	(19)	(4)	12
Total(a)	$8,996	$(35)	$(4,420)
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(a)Includes gains (losses) with related parties of $(2.5) billion, $(363) million and $2.4 billion for the years ended December 31, 2022, 2021, and 2020, respectively.